Leases - Schedule of lease obligation maturities (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total commitments	$ 330,848
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total commitments	38,790
Years ending 2021 - 2024
Disclosure of maturity analysis of operating lease payments [line items]
Total commitments	148,021
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Total commitments	$ 144,037